Unsecured Promissory Notes and Warrants (Details Narrative) (10Q) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Jun. 30, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of warrants issued to purchase of shares of common stock					738,070	788,812
Loss on extinguishment of debt				$ (199)	$ (199)
Amortization of debt discount				34	34	116
Interest expense			$ 46	86	172	302
Entities Controlled by Member of Management and by Lambda Investors, LLC [Member]
Interest expense related party				1
Note and Warrant Agreement [Member]
Gross proceeds from unsecured promissory notes and warrants		$ 1,187
Percentage of accrued interest rate per annum		11.00%
Proceeds from warrants		$ 393
Debt issuance costs		$ 9
Amortization of debt discount				34	34	116
Interest expense				30	$ 30	$ 133
Note and Warrant Agreement [Member] | Investors [Member]
Number of warrants issued to purchase of shares of common stock		300,000
Secured Note Agreement [Member]
Accrued interest	$ 43
Loss on extinguishment of debt	$ 199			$ 199